January 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.:	Ms. Deborah O’Neal-Johnson
Document Control - EDGAR

RE:	Columbia Funds Series Trust I (the Registrant)
Active Portfolios® Multi-Manager Alternative Strategies Fund, Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Value and Restructuring Fund
Post-Effective Amendment No. 187
File No.: 2-99356; 811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 187 (Amendment). This Amendment was filed electronically on December 23, 2013.

If you have questions regarding this filing, please contact the undersigned at (617) 385-9536 or Andrew Kirn at (612) 678-9052.

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary